RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended
Aug. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 16 – RELATED PARTY BALANCES AND TRANSACTIONS

Nature of relationships with related parties

Related parties	Relationship
Mr. Lim Sin Foo, Harris	Major shareholder, Director and Chief Executive Officer
Bai Ye Private Limited	Shareholder and 100% owned by Mr. Lim Sin Foo, Harris

Mr. Lim Sin Foo, Harris made payments on behalf of the Company to cover operating expenses.

On April 24, 2025, Bai Ye Private Limited made short-term advance to the Company of $155,824 (S$200,000) for general working capital purposes.

The amounts due to related parties are unsecured, interest free with no specific repayment terms.

Related party transactions

The Company did not enter into any related party transactions during the six months ended August 31, 2025 and 2024.